Share capital, share premium and other reserves - Narratives (Details) £ / shares in Units, £ in Thousands			2 Months Ended	12 Months Ended
	Oct. 03, 2024 GBP (£) shares	Mar. 21, 2024 GBP (£) shares	Sep. 30, 2024 GBP (£) shares	Dec. 31, 2024 GBP (£) Vote / shares £ / shares shares	Dec. 31, 2022 GBP (£)	Mar. 15, 2024 GBP (£)	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£)
Disclosure of classes of share capital [line items]
Equity				£ 16,224,000	£ 16,457,000		£ 16,729,000	£ 26,480,000
Share capital				91,000			£ 92,000
Issue of share capital					22,150,000
Shares cancelled					22,058,000
Number of shares cancelled during the period | shares		102,272,727
Repurchase of shares	£ 230,000	£ 315,000
Purchase of treasury shares				116,000
Share capital purchased for cancellation				£ 503,000
Capital reduction					22,058,000
Number of shares outstanding | shares				9,083,725,919			9,234,573,831
Par value per share | £ / shares				£ 0.01			£ 0.01
Number of shares repurchased during the period | shares	60,500,000	102,000,000
Number of shares in entity held by the treasury | shares				30,365,037			0
On-market share buyback programme 2024
Disclosure of classes of share capital [line items]
Repurchase of shares			£ 70,000
Share Repurchase Program, Authorized, Amount						£ 500,000
Number of shares repurchased during the period | shares			18,413,907
Share capital
Disclosure of classes of share capital [line items]
Equity				£ 90,837	92,000		£ 92,346	£ 1,000
Issue of share capital					11,543,000
Shares cancelled					11,451,000
Capital reduction					11,451,000
Share premium
Disclosure of classes of share capital [line items]
Issue of share capital					10,607,000
Shares cancelled					10,607,000
Capital reduction					£ 10,607,000
Pfizer Inc
Disclosure of classes of share capital [line items]
Number of shares cancelled during the period | shares	30,161,278
Repurchase of shares	£ 230,000
Purchase of treasury shares	116,000
Share capital purchased for cancellation	£ 114,000
Number of shares repurchased during the period | shares	30,365,037
Redeemable preference shares
Disclosure of classes of share capital [line items]
Dividend rights				0.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Votes per share | Vote / shares				1
Ordinary shares at £0.01 each
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares				9,083,725,919			9,234,573,831
Par value per share | £ / shares				£ 0.01